ACQUISITIONS - Summary of Final Purchase Price Allocations, at Fair Values (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Oct. 26, 2023	Dec. 31, 2022
Total
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 553	$ 186		$ 86
Restricted cash		144		17
Trade receivables and other current assets	366	235		106
Assets classified as held for sale	861			240
Property, plant and equipment	7,439	5,866		3,087
Deferred tax assets	60	22		10
Financial instrument assets	345	46		12
Equity accounted investments	8	59
Other non-current assets	69	114		48
Accounts payable and accrued liabilities	(380)	(187)		(142)
Current portion of non-recourse borrowings	(969)	(289)		(9)
Liabilities directly associated with assets held for sale	(340)			(135)
Financial instrument liabilities	(101)	(1,101)		(755)
Non-recourse borrowings	(3,767)	(1,781)		(400)
Deferred income tax liabilities	(437)	(193)		(50)
Provisions	(156)	(255)		(54)
Other long-term liabilities	(500)	(213)		(133)
Fair value of net assets acquired	3,051	2,653		1,928
Non-controlling interests	(3,015)	(386)		(26)
Goodwill	3,556	458		691
Total fair value of net assets acquired including goodwill, net of non-controlling interests	3,592	2,725		2,593
India Wind Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	3
Trade receivables and other current assets	18
Assets classified as held for sale	0
Property, plant and equipment	154
Deferred tax assets	0
Financial instrument assets	0
Equity accounted investments	0
Other non-current assets	1
Accounts payable and accrued liabilities	(3)
Current portion of non-recourse borrowings	(13)
Liabilities directly associated with assets held for sale	0
Financial instrument liabilities	0
Non-recourse borrowings	(28)
Deferred income tax liabilities	(13)
Provisions	0
Other long-term liabilities	(1)
Fair value of net assets acquired	118
Non-controlling interests	(7)
Goodwill	21
Total fair value of net assets acquired including goodwill, net of non-controlling interests	132
South Korea Distributed Generation Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	6
Trade receivables and other current assets	7
Assets classified as held for sale	0
Property, plant and equipment	100
Deferred tax assets	0
Financial instrument assets	0
Equity accounted investments	0
Other non-current assets	0
Accounts payable and accrued liabilities	(10)
Current portion of non-recourse borrowings	(1)
Liabilities directly associated with assets held for sale	0
Financial instrument liabilities	0
Non-recourse borrowings	(83)
Deferred income tax liabilities	(1)
Provisions	0
Other long-term liabilities	0
Fair value of net assets acquired	18
Non-controlling interests	(3)
Goodwill	4
Total fair value of net assets acquired including goodwill, net of non-controlling interests	19
Neoen
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	544
Trade receivables and other current assets	341
Assets classified as held for sale	861
Property, plant and equipment	7,185
Deferred tax assets	60
Financial instrument assets	345
Equity accounted investments	8
Other non-current assets	68
Accounts payable and accrued liabilities	(367)
Current portion of non-recourse borrowings	(955)
Liabilities directly associated with assets held for sale	(340)
Financial instrument liabilities	(101)
Non-recourse borrowings	(3,656)
Deferred income tax liabilities	(423)
Provisions	(156)
Other long-term liabilities	(499)
Fair value of net assets acquired	2,915
Non-controlling interests	(3,005)
Goodwill	3,531
Total fair value of net assets acquired including goodwill, net of non-controlling interests	3,441
Brazil Wind Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		10
Restricted cash		0
Trade receivables and other current assets		9
Property, plant and equipment		130
Deferred tax assets		0
Financial instrument assets		0
Equity accounted investments		0
Other non-current assets		19
Accounts payable and accrued liabilities		(22)
Current portion of non-recourse borrowings		(4)
Financial instrument liabilities		0
Non-recourse borrowings		(45)
Deferred income tax liabilities		0
Provisions		(2)
Other long-term liabilities		0
Fair value of net assets acquired		95
Non-controlling interests		0
Goodwill		0
Total fair value of net assets acquired including goodwill, net of non-controlling interests		95
U.S. Renewable Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		88
Restricted cash		111
Trade receivables and other current assets		127
Property, plant and equipment		4,005
Deferred tax assets		0
Financial instrument assets		38
Equity accounted investments		54
Other non-current assets		54
Accounts payable and accrued liabilities		(88)
Current portion of non-recourse borrowings		(187)
Financial instrument liabilities		(1,036)
Non-recourse borrowings		(902)
Deferred income tax liabilities		(37)
Provisions		(247)
Other long-term liabilities		(130)
Fair value of net assets acquired		1,850
Non-controlling interests		(315)
Goodwill		0
Total fair value of net assets acquired including goodwill, net of non-controlling interests		1,535
Purchase accounting adjustments	118
India Renewable Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		27
Restricted cash		32
Trade receivables and other current assets		69
Property, plant and equipment		823
Deferred tax assets		22
Financial instrument assets		0
Equity accounted investments		5
Other non-current assets		36
Accounts payable and accrued liabilities		(62)
Current portion of non-recourse borrowings		(35)
Financial instrument liabilities		0
Non-recourse borrowings		(581)
Deferred income tax liabilities		(37)
Provisions		0
Other long-term liabilities		(19)
Fair value of net assets acquired		280
Non-controlling interests		(37)
Goodwill		204
Total fair value of net assets acquired including goodwill, net of non-controlling interests		447	$ 447
Purchase accounting adjustments	34
Brazil Wind Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		1
Restricted cash		0
Trade receivables and other current assets		4
Property, plant and equipment		40
Deferred tax assets		0
Financial instrument assets		0
Equity accounted investments		0
Other non-current assets		5
Accounts payable and accrued liabilities		(2)
Current portion of non-recourse borrowings		(2)
Financial instrument liabilities		0
Non-recourse borrowings		(17)
Deferred income tax liabilities		0
Provisions		0
Other long-term liabilities		(6)
Fair value of net assets acquired		23
Non-controlling interests		0
Goodwill		0
Total fair value of net assets acquired including goodwill, net of non-controlling interests		23
U.K. Wind Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		60
Restricted cash		1
Trade receivables and other current assets		26
Property, plant and equipment		868
Deferred tax assets		0
Financial instrument assets		8
Equity accounted investments		0
Other non-current assets		0
Accounts payable and accrued liabilities		(13)
Current portion of non-recourse borrowings		(61)
Financial instrument liabilities		(65)
Non-recourse borrowings		(236)
Deferred income tax liabilities		(119)
Provisions		(6)
Other long-term liabilities		(58)
Fair value of net assets acquired		405
Non-controlling interests		(34)
Goodwill		254
Total fair value of net assets acquired including goodwill, net of non-controlling interests		625
Purchase accounting adjustments	127
Chile Distributed Generation Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents				2
Restricted cash				0
Trade receivables and other current assets				2
Assets classified as held for sale				0
Property, plant and equipment				21
Deferred tax assets				0
Financial instrument assets				0
Other non-current assets				1
Accounts payable and accrued liabilities				(1)
Current portion of non-recourse borrowings				0
Liabilities directly associated with assets held for sale				0
Financial instrument liabilities				0
Non-recourse borrowings				(6)
Deferred income tax liabilities				0
Provisions				0
Other long-term liabilities				0
Fair value of net assets acquired				19
Non-controlling interests				0
Goodwill				18
Total fair value of net assets acquired including goodwill, net of non-controlling interests	$ 37			37
Europe Utility-scale Solar Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents				3
Restricted cash				0
Trade receivables and other current assets				30
Assets classified as held for sale				0
Property, plant and equipment				1
Deferred tax assets				0
Financial instrument assets				0
Other non-current assets				0
Accounts payable and accrued liabilities				(5)
Current portion of non-recourse borrowings				0
Liabilities directly associated with assets held for sale				0
Financial instrument liabilities				0
Non-recourse borrowings				0
Deferred income tax liabilities				(7)
Provisions				0
Other long-term liabilities				0
Fair value of net assets acquired				22
Non-controlling interests				0
Goodwill				68
Total fair value of net assets acquired including goodwill, net of non-controlling interests				90
U.S. Utility-scale Solar Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents				22
Restricted cash				6
Trade receivables and other current assets				48
Assets classified as held for sale				0
Property, plant and equipment				561
Deferred tax assets				0
Financial instrument assets				0
Other non-current assets				4
Accounts payable and accrued liabilities				(32)
Current portion of non-recourse borrowings				0
Liabilities directly associated with assets held for sale				0
Financial instrument liabilities				(15)
Non-recourse borrowings				(48)
Deferred income tax liabilities				(43)
Provisions				0
Other long-term liabilities				(30)
Fair value of net assets acquired				473
Non-controlling interests				0
Goodwill				287
Total fair value of net assets acquired including goodwill, net of non-controlling interests				760
Purchase accounting adjustments		176
U.S. Distribution Generation Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents				33
Restricted cash				6
Trade receivables and other current assets				13
Assets classified as held for sale				0
Property, plant and equipment				708
Deferred tax assets				10
Financial instrument assets				10
Other non-current assets				21
Accounts payable and accrued liabilities				(66)
Current portion of non-recourse borrowings				(9)
Liabilities directly associated with assets held for sale				0
Financial instrument liabilities				(15)
Non-recourse borrowings				(346)
Deferred income tax liabilities				0
Provisions				(25)
Other long-term liabilities				(35)
Fair value of net assets acquired				305
Non-controlling interests				0
Goodwill				309
Total fair value of net assets acquired including goodwill, net of non-controlling interests				614
Purchase accounting adjustments		$ 97
U.S. Wind Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents				26
Restricted cash				5
Trade receivables and other current assets				13
Assets classified as held for sale				240
Property, plant and equipment				1,796
Deferred tax assets				0
Financial instrument assets				2
Other non-current assets				22
Accounts payable and accrued liabilities				(38)
Current portion of non-recourse borrowings				0
Liabilities directly associated with assets held for sale				(135)
Financial instrument liabilities				(725)
Non-recourse borrowings				0
Deferred income tax liabilities				0
Provisions				(29)
Other long-term liabilities				(68)
Fair value of net assets acquired				1,109
Non-controlling interests				(26)
Goodwill				9
Total fair value of net assets acquired including goodwill, net of non-controlling interests				$ 1,092